Financial Instruments And Risk Management (Unrealized Risk Management Position) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Risk Management, Current asset	$ 367	$ 707
Risk Management, Long-term asset	11	65
Risk Management, Total asset	378	772
Risk Management, Current liability	16	20
Risk Management, Long-term liability	9	7
Risk Management, Total liability	25	27
Other Derivative Contracts	29
Net Risk Management and Other Derivative Guanrantee Liabilities	324	$ 745
Accounts Payable and Accrued Liabilities [Member]
Other Derivative Contracts	6
Other Noncurrent Liabilities [Member]
Other Derivative Contracts	$ 23